Quarterly portfolio holdings
John Hancock
Fundamental Large Cap Core Fund
U.S. equity
January 31, 2026
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Fund’s investments

As of 1-31-26 (unaudited)
	Shares	Value
Common stocks 99.2%		$6,083,648,143
(Cost $4,027,117,809)
Communication services 14.0%		858,836,765
Entertainment 2.7%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,205,257	104,881,464
The Walt Disney Company	528,325	59,595,060
Interactive media and services 11.3%
Alphabet, Inc., Class A	1,444,318	488,179,484
Meta Platforms, Inc., Class A	287,761	206,180,757
Consumer discretionary 16.1%		989,769,257
Automobile components 0.3%
Mobileye Global, Inc., Class A (A)	2,016,303	18,106,401
Automobiles 2.5%
Ferrari NV	241,169	80,350,276
Tesla, Inc. (A)	164,501	70,802,875
Broadline retail 8.4%
Amazon.com, Inc. (A)	2,161,413	517,226,131
Hotels, restaurants and leisure 1.7%
Las Vegas Sands Corp.	1,162,834	61,316,237
Starbucks Corp.	454,101	41,754,587
Household durables 2.8%
Lennar Corp., Class A	1,590,607	173,932,875
Textiles, apparel and luxury goods 0.4%
Lululemon Athletica, Inc. (A)	150,601	26,279,875
Consumer staples 1.5%		90,795,321
Beverages 0.8%
Diageo PLC, ADR	498,353	46,247,158
Consumer staples distribution and retail 0.7%
Sysco Corp.	531,284	44,548,163
Energy 4.0%		245,955,668
Oil, gas and consumable fuels 4.0%
Cheniere Energy, Inc.	1,162,801	245,955,668
Financials 7.3%		447,457,956
Capital markets 7.3%
KKR & Company, Inc.	1,885,390	215,424,661
Morgan Stanley	398,541	72,853,295
Nasdaq, Inc.	1,642,894	159,180,000
Health care 16.2%		996,178,094
Health care equipment and supplies 5.1%
Becton, Dickinson and Company	325,163	66,164,167
GE HealthCare Technologies, Inc.	816,812	64,503,644
Hologic, Inc. (A)	2,447,295	183,375,814
Health care providers and services 6.2%
Elevance Health, Inc.	490,638	169,633,182
McKesson Corp.	124,218	103,251,244
UnitedHealth Group, Inc.	384,416	110,300,483
Life sciences tools and services 4.1%
Danaher Corp.	537,604	117,676,140
Thermo Fisher Scientific, Inc.	231,735	134,084,188
2	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals 0.8%
GSK PLC, ADR	914,520	$47,189,232
Industrials 6.8%		415,247,380
Aerospace and defense 2.6%
Lockheed Martin Corp.	254,495	161,405,819
Ground transportation 0.5%
Uber Technologies, Inc. (A)	373,539	29,901,797
Machinery 1.2%
Fortive Corp.	1,412,995	74,620,266
Trading companies and distributors 2.5%
United Rentals, Inc.	190,931	149,319,498
Information technology 29.8%		1,827,369,910
IT services 1.1%
Accenture PLC, Class A	257,116	67,786,062
Semiconductors and semiconductor equipment 9.3%
Analog Devices, Inc.	136,590	42,463,099
KLA Corp.	91,909	131,240,537
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	788,696	260,711,350
Texas Instruments, Inc.	633,464	136,543,165
Software 16.1%
Adobe, Inc. (A)	414,891	121,666,786
Intuit, Inc.	183,797	91,699,999
Microsoft Corp.	1,018,371	438,194,858
Oracle Corp.	227,782	37,488,362
Salesforce, Inc.	764,412	162,277,023
Workday, Inc., Class A (A)	769,490	135,145,529
Technology hardware, storage and peripherals 3.3%
Apple, Inc.	503,144	130,555,805
Samsung Electronics Company, Ltd.	648,088	71,597,335
Real estate 3.5%		212,037,792
Specialized REITs 3.5%
American Tower Corp.	531,484	95,284,452
Crown Castle, Inc.	1,062,395	92,226,510
Millrose Properties, Inc., Class A	823,048	24,526,830

Total investments (Cost $4,027,117,809) 99.2%	$6,083,648,143
Other assets and liabilities, net 0.8%	50,026,639
Total net assets 100.0%	$6,133,674,782

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
The fund had the following country composition as a percentage of net assets on 1-31-26:
United States	89.9%
Taiwan	4.3%
United Kingdom	1.5%
Italy	1.3%
South Korea	1.2%
Ireland	1.1%
Other countries	0.7%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2026, by major security category or type:
	Total value at 1-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$858,836,765	$858,836,765	—	—
Consumer discretionary	989,769,257	989,769,257	—	—
Consumer staples	90,795,321	90,795,321	—	—
Energy	245,955,668	245,955,668	—	—
Financials	447,457,956	447,457,956	—	—
Health care	996,178,094	996,178,094	—	—
Industrials	415,247,380	415,247,380	—	—
Information technology	1,827,369,910	1,755,772,575	$71,597,335	—
Real estate	212,037,792	212,037,792	—	—
Total investments in securities	$6,083,648,143	$6,012,050,808	$71,597,335	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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